GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2014	2013
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(472,206)	(414,969)

Gaming subconcession, net	$427,794	$485,031